CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE DEBT.
Schedule of the carrying value of Notes

	2020	2021
	RUB	RUB	$
0.75% Convertible Senior Notes due March 2025	92,344	92,866	1,250.0
Unamortized debt discount	(8,343)	(6,477)	(87.2)
Unamortized debt issuance cost	(724)	(554)	(7.4)
Total convertible debt	83,277	85,835	1,155.4